O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

April 10, 1997


To our Valued Shareholders,

We are delighted to have you as a shareholder in our Cornerstone Funds, and as a partner in strategic investing. We believe that Strategy Indexing(TM) is a major innovation in equity investing, since it is supported by 45 years of time-tested data. Our investment strategies are based on information and knowledge, discipline and consistency. We'll never shoot from the hip and buy stocks based on hunches, gut feelings, fear or greed.

Our research tells us that the key reason the S&P 500 routinely beats about 80 percent of conventionally managed mutual funds is that it consistently holds large capitalization stocks. We now know that there are many other strategies that perform much better than the simple S&P strategy. But to enjoy this enhanced performance you must consistently and slavishly stick to the strategy that produces it--something conventional managers aren't very good at.

Without a doubt, sticking with an investment strategy through its ups and downs is a very difficult thing to do. Today's events cloud our thinking and often make us lose sight of our long-term investment goals. At O'Shaughnessy Capital Management, it's our job to keep you focused on decades, not days. We do not intend to let the short-term vagaries of the stock market steer us off course because we know that these strategies are appropriate for long-term investors.

We're committed to offering you the best possible investment strategy for your needs, whether it's the more conservative Cornerstone Value Fund or the more aggressive Cornerstone Growth Fund. What's more, we are your investment partners--all employees of OCM can only invest the equity portion of their portfolios in strategies we offer to the public.

Thank you for your trust in us. We look forward to a long and fruitful relationship.


Sincerely,


/s/ Jim O'Shaughnessy
Jim O'Shaughnessy
President - O'Shaughnessy Funds, Inc.

2
                      O'Shaughnessy Cornerstone Growth Fund


PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 90.80%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------
                     Aerospace/Defense: 3.74%
       6,666         Ducommun, Inc.#.........................................................            $ 162,484
       8,143         UNC, Inc.#..............................................................              116,038
                                                                                                         ---------
                                                                                                           278,522
                                                                                                         ---------
                     Agricultural Products: 1.73%
       7,190         Standard Commercial Corp.#..............................................              128,521
                                                                                                         ---------

                     Airlines: 1.51%
       9,649         Mesaba Holdings, Inc.#..................................................              112,170
                                                                                                         ---------

                     Beverages - Non-Alcoholic: 2.67%
      15,921         National Beverage Corp.#................................................              199,012
                                                                                                         ---------

                     Buildings Materials Group: 1.93%
       7,267         Apogee Enterprises, Inc.................................................              143,523
                                                                                                         ---------
                     Computers - Hardware: 5.78%
      11,672         Advanced Logic Research, Inc.#..........................................              109,425
       2,722         Dell Computer Corp.#....................................................              184,075
       2,693         Gateway 2000, Inc.#.....................................................              138,016
                                                                                                         ---------
                                                                                                           431,516
                                                                                                         ---------
                     Computers - Software/Services: 3.52%
       4,772         Computer Data Systems, Inc..............................................              143,757
       3,351         Computer Task Group, Inc................................................              118,960
                                                                                                         ---------
                                                                                                           262,717
                                                                                                         ---------
                     Electrical Equipment: 2.18%
       3,612         Jabil Circuit, Inc.#....................................................              162,766
                                                                                                         ---------

                     Electronics - Component Disk: 1.32%
       6,062         Brightpoint, Inc.#......................................................               98,508
                                                                                                         ---------

                     Electronics & Semiconductors: 1.83%
       5,740         Smart Modular Technologies, Inc.#.......................................              136,325
                                                                                                         ---------

                     Foods: 3.46%
       9,685         Imperial Holly Corp.#...................................................              116,220
       7,345         Morningstar Group, Inc.#................................................              141,391
                                                                                                         ---------
                                                                                                           257,611
                                                                                                         ---------

                                                                               3
                      O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                     Hardware & Tools: 1.71%
       4,998         Watsco, Inc.............................................................            $ 127,449
                                                                                                         ---------
                     Healthcare - Managed Care: 1.67%
       6,447         FPA Medical Management#.................................................              124,105
                                                                                                         ---------
                     Household Furnishings & Appliances: 2.19%
       3,747         Ethan Allen Interiors...................................................              162,995
                                                                                                         ---------
                     Insurance - Life/Health: 2.16%
       4,524         Conseco, Inc............................................................              161,167
                                                                                                         ---------
                     Investment - Banking/Brokerage: 2.02%
       4,157         McDonald & Company Investments..........................................              150,691
                                                                                                         ---------
                     Leisure Time - Products: 1.29%
       5,083         Coachmen Industries, Inc................................................               95,942
                                                                                                         ---------
                     Machinery - Diversified: 3.18%
       4,121         DT Industries, Inc......................................................              108,176
       3,563         Manitowoc Co............................................................              128,713
                                                                                                         ---------
                                                                                                           236,889
                                                                                                         ---------
                     Manufacturing - Diversified: 7.23%
       2,623         AEP Industries, Inc.#...................................................              121,970
       8,419         Chart Industries, Inc...................................................              177,851
       6,207         NGC Corp................................................................               97,760
       6,171         Shaw Group, Inc.#.......................................................              141,162
                                                                                                         ---------
                                                                                                           538,743
                                                                                                         ---------
                     Metal Fabricators: 1.30%
       5,683         Olympic Steel, Inc......................................................               96,611
                                                                                                         ---------
                     Office Equipment & Supplies: 2.34%
       2,552         Herman Miller, Inc......................................................              174,174
                                                                                                         ---------
                     Oil & Gas - Drilling & Equipment: 2.29%
       8,419         Stolt Comex Seaway S.A.#................................................              170,485
                                                                                                         ---------

4
                      O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Restaurants: 1.79%
       6,012         CKE Restaurants, Inc....................................................            $ 133,016
                                                                                                         ---------

                     Retail - Building Supplies: 1.68%
       6,949         Eagle Hardware & Garden, Inc.#..........................................              125,082
                                                                                                         ---------
                     Retail - Computers/Electronics: 1.47%
       6,949         CompUSA, Inc.#..........................................................              109,447
                                                                                                         ---------
                     Retail - Discounters: 7.23%
       5,638         Dollar General, Corp....................................................              176,188
       5,782         Ross Stores, Inc........................................................              146,718
       6,744         Tuesday Morning Corp.#..................................................              215,808
                                                                                                         ---------
                                                                                                           538,714
                                                                                                         ---------
                     Retail - Home Shopping: 1.71%
       5,153         Insight Enterprises, Inc.#..............................................              127,537
                                                                                                         ---------
                     Retail Specialty - Apparel: 4.65%
       8,037         Goodys Family Clothing, Inc.#...........................................              184,851
       6,744         Wet Seal, Inc., Class A#................................................              161,856
                                                                                                         ---------
                                                                                                           346,707
                                                                                                         ---------
                     Retail - Specialty: 2.35%
      15,545         Genesco, Inc.#..........................................................              174,881
                                                                                                         ---------

                     Retail Stores - Food Chains: 2.02%
       4,545         Riser Foods, Inc., Class A..............................................              150,553
                                                                                                         ---------

                     Services - Commercial/Consumer: 5.06%
       6,843         Central Garden & Pet Co.#...............................................              124,029
       5,991         Greenwich Air Services, Class A.........................................              170,744
       3,612         Inacom Corp.#...........................................................               82,173
                                                                                                         ---------
                                                                                                           376,946
                                                                                                         ---------
                     Services - Computer Systems: 2.30%
       8,419         CHS Electronics, Inc.#..................................................              171,537
                                                                                                         ---------

                     Steel: 1.47%
       5,493         Gibraltar Steel Corp.#..................................................              109,860
                                                                                                         ---------

                                                                               5
                      O'Shaughnessy Cornerstone Growth Fund


PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Waste Management: 2.02%
       9,932         Philip Environmental, Inc.#.............................................            $ 150,221
                                                                                                         ---------

                     Total Common Stocks (cost $6,960,865)...................................            6,764,943
                                                                                                         ---------

Principal Amount     SHORT-TERM INVESTMENTS: 6.75%
-------------------------------------------------------------------------------------------------------------------
    $189,978         Wisconsin Electric Demand Note, 5.3265%, due 4/1/97*....................              189,978
     313,277         Johnson Controls Demand Note, 5.3200%, due 4/1/97*......................              313,277
                                                                                                         ---------
                                                                                                           503,255
                                                                                                         ---------

                     Total Investments in Securities (cost $7,464,120): 97.55% ..............            7,268,198
                     Other Assets less Liabilities: 2.45%....................................              182,256
                                                                                                        ----------
                     Total Net Assets: 100.0% ...............................................           $7,450,454
                                                                                                        ==========


*Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 1997.

#Non-income producing security.


See accompanying "Notes to Financial Statements."

6
                      O'Shaughnessy Cornerstone Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $7,464,120) (Note 2-A) ...........           $7,268,198
      Receivables:
            Portfolio securities sold........................................................              149,455
            Fund shares sold.................................................................                6,350
            Dividends and interest ..........................................................                2,646
            Due from Advisor.................................................................                2,138
      Cost of insurance reserve premium......................................................                4,785
Deferred organization costs..................................................................               23,137
      Prepaid expenses.......................................................................               16,007
                                                                                                        ----------
                  Total assets ..............................................................            7,472,716
                                                                                                        ----------

LIABILITIES
      Accrued expenses.......................................................................               22,262
                                                                                                        ----------
                  Total liabilities..........................................................               22,262
                                                                                                        ----------

NET ASSETS...................................................................................           $7,450,454
                                                                                                        ==========

      Net asset value, offering price and redemption price per share
            ($7,450,454/764,482 shares outstanding;
            unlimited number of shares (par value $.0001) authorized) .......................                $9.75
                                                                                                             =====

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................           $7,686,499
      Undistributed net investment loss......................................................              (13,536)
      Accumulated net realized loss on investment transactions...............................              (26,587)
      Net unrealized depreciation of investments.............................................             (195,922)
                                                                                                        ----------
            Net assets ......................................................................           $7,450,454
                                                                                                        ==========


See accompanying "Notes to Financial Statements."

                                                                               7
                      O'Shaughnessy Cornerstone Growth Fund

STATEMENT OF OPERATIONS
For the Period November 1, 1996* through March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends........................................................................              $ 3,132
            Interest.........................................................................                7,096
                                                                                                        ----------
                  Total income...............................................................               10,228
                                                                                                        ----------
      Expenses:
            Administration fee (Note 3)......................................................                8,274
            Advisory fees (Note 3)...........................................................                8,665
            Amortization of deferred organization costs......................................                2,052
            Auditing fees....................................................................                4,521
            Custodian and accounting fees....................................................               10,046
            Directors' fees..................................................................                4,247
            Insurance........................................................................                1,662
            Legal fees.......................................................................                4,932
            Miscellaneous....................................................................                2,055
            Registration fees................................................................                5,883
            Reports to shareholders..........................................................                4,067
            Transfer agent fees..............................................................                4,488
                                                                                                        ----------
                  Total expenses.............................................................               60,892
                  Less: expense reimbursements (Note 3)......................................              (37,474)
                                                                                                        ----------
                  Net expenses...............................................................               23,418
                                                                                                        ----------
                        Net investment loss .................................................              (13,190)
                                                                                                        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized loss from securities transactions...................................              (26,587)
            Net unrealized depreciation of investments.......................................             (195,923)
                                                                                                        ----------
                  Net realized and unrealized loss on investments............................             (222,510)
                                                                                                        ----------
                        Net Decrease in Net Assets Resulting from Operations ................           $ (235,700)
                                                                                                        ==========

*Commencement of operations.


See accompanying "Notes to Financial Statements."

8
                      O'Shaughnessy Cornerstone Growth Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                             November 1, 1996*
                                                                                                  through
                                                                                              March 31, 1997
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)...............................................................       $ (13,190)
Net realized loss on securities transactions...............................................         (26,587)
Net unrealized depreciation of investments.................................................        (195,923)
                                                                                                 ----------
      Net decrease in net assets resulting from operations ................................        (235,700)
                                                                                                 ----------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends paid from net investment income..................................................            (345)
                                                                                                 ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital shares transactions (a)....................       7,661,499
                                                                                                 ----------
      Total increase in net assets ........................................................       7,425,454

NET ASSETS
Beginning of period........................................................................          25,000
                                                                                                 ----------
End of period .............................................................................      $7,450,454
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                            November 1, 1996*
                                                                                                 through
                                                                                             March 31, 1997
                                                                                          -----------------------
                                                                                          Shares          Value
                                                                                          -------      ----------
      Shares sold.................................................................        772,011      $7,762,640
      Shares issued on reinvestment of distributions..............................             30             297
      Shares redeemed.............................................................        (10,059)       (101,438)
                                                                                          -------      ----------
      Net increase................................................................        761,982      $7,661,499
                                                                                          =======      ==========

*Commencement of operations.


See accompanying "Notes to Financial Statements."

                                                                               9
                      O'Shaughnessy Cornerstone Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Operating Performance
(For a share outstanding throughout the period) (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                                  November 1, 1996*
                                                                                                       through
                                                                                                   March 31, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................................................            $10.00
                                                                                                       ------
Income from investment operations:
      Net investment income................................................................              (.02)
      Net realized and unrealized loss on investments......................................              (.23)
                                                                                                       ------
Total from investment operations...........................................................              (.25)
                                                                                                       ------

Net asset value, end of period.............................................................            $ 9.75
                                                                                                       ======

Total return ..............................................................................             (2.47%)**

Ratios/supplemental data:
Net assets, end of period (thousands)......................................................            $7,450

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................              5.20%+
      After expense reimbursement..........................................................              2.00%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement.........................................................             (1.79%)+
      After expense reimbursement..........................................................             (0.47%)+

Portfolio turnover rate....................................................................             15.39%

Average commission rate paid...............................................................            $.0497++

*Commencement of operations.

**Not Annualized.

+Annualized.

++For fiscal years beginning after September 1, 1995, a fund is required to disclose average commission rate per share for security trades on which commissions are charged.


See accompanying "Notes to Financial Statements."

10
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 95.61%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------
                     Airlines: 2.00%
       4,441         KLM Royal Dutch Air - NY REG............................................            $ 127,124
                                                                                                         ---------


                     Auto Parts & Equipment: 2.04%
      12,340         Pacific Dunlop Ltd. - ADR...............................................              129,570
                                                                                                         ---------
                     Automobiles: 3.67%
       3,754         Chrysler Corp...........................................................              112,620
       3,842         Ford Motor Co...........................................................              120,543
                                                                                                         ---------
                                                                                                           233,163
                                                                                                         ---------
                     Banks - Major Regional: 2.07%
       3,291         PNC Bank Corp...........................................................              131,640
                                                                                                         ---------

                     Banks - Money Center: 7.66%
       3,155         Allied Banks - Europe...................................................              127,383
       1,438         Bankers Trust New York Corp.............................................              117,916
       1,781         National Westminster Bank - ADR.........................................              117,101
       4,345         Westpac Banking - Spon ADR..............................................              123,832
                                                                                                         ---------
                                                                                                           486,232
                                                                                                         ---------
                     Building Materials Group: 2.03%
       5,455         Boral Ltd - ADR.........................................................              128,874
                                                                                                         ---------
                     Chemicals: 7.58%
      18,937         Courtaulds Plc - ADR....................................................              118,356
       1,581         Dow Chemical............................................................              126,480
       2,380         Imperial Chemical Industries Plc - ADR..................................              108,290
       5,591         Lyondell Petrochemical..................................................              127,894
                                                                                                         ---------
                                                                                                           481,020
                                                                                                         ---------
                     Chemicals - Specialty: 1.74%
       2,532         Arco Chemical Co........................................................              110,142
                                                                                                         ---------

                     Containers/Packaging - Paper: 7.09%
       4,856         AMCOR Ltd. - ADR........................................................              122,007
      20,503         Rexam Plc - ADR.........................................................              112,767
       8,314         Stone Container Corp....................................................               92,493
       2,596         Union Camp Corp.........................................................              122,336
                                                                                                         ---------
                                                                                                           449,603
                                                                                                         ---------

                                                                              11
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Foods: 3.80%
       3,642         RJR Nabisco Holdings Corp...............................................            $ 117,455
                                                                                                         ---------
       6,685         Tomkins Plc - ADR.......................................................              123,672
                                                                                                         ---------
                                                                                                           241,127
                                                                                                         ---------
                     Gaming, Lottery & Parimutual: 1.85%
       8,243         Rank Group Plc - ADR....................................................              117,463
                                                                                                         ---------
                     Manufacturing - Diversified: 1.69%
       2,748         Tenneco, Inc............................................................              107,172
                                                                                                         ---------
                     Office Equipment & Supplies: 1.90%
       6,038         Moore Corp., Ltd........................................................              120,760
                                                                                                         ---------
                     Oil - Domestic Integrated: 4.04%
         935         Atlantic Richfield Co...................................................              126,225
       5,295         Occidental Petroleum Corp...............................................              130,389
                                                                                                         ---------
                                                                                                           256,614
                                                                                                         ---------
                     Oil - International Integrated: 3.16%
       2,285         Energy Group Plc - ADR..................................................               73,398
       1,214         Shell Transport & Trading...............................................              126,863
                                                                                                         ---------
                                                                                                           200,261
                                                                                                         ---------
                     Oil & Gas - Drilling & Equipment: 1.97%
       4,289         IPL Energy, Inc.........................................................              124,917
                                                                                                         ---------
                     Oil & Gas - Refining & Marketing: 2.09%
       5,080         Sun Co., Inc............................................................              132,715
                                                                                                         ---------
                     Publishing: 1.39%
       3,075         Readers Digest Association, Class A.....................................               88,406
                                                                                                         ---------
                     Retail - Discounters: 2.20%
       3,754         Coles Myer Ltd. - Sponsor ADR...........................................              139,837
                                                                                                         ---------
                     Retail Stores - Department Stores: 1.91%
       2,540         JC Penney Co............................................................              120,967
                                                                                                         ---------

12
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Services - Comercial/Consumer: 2.09%
       5,215         Dun & Bradstreet Corp...................................................            $ 132,331
                                                                                                         ---------
                     Specialty Printing: 1.93%
       3,778         Deluxe Corp.............................................................              122,313
                                                                                                         ---------
                     Steel: 1.89%
       4,505         British Steel Plc - Sponsored ADR.......................................              119,946
                                                                                                         ---------
                     Telephone: 7.71%
       1,917         Bell Atlantic Corp......................................................              116,697
       2,732         GTE Corp................................................................              127,380
       3,187         Southern New England Telecomm...........................................              114,334
       3,842         U.S. West Communications Group..........................................              130,628
                                                                                                         ---------
                                                                                                           489,039
                                                                                                         ---------
                     Telephone - Long Distance: 11.28%
       2,596         BCE, Inc................................................................              119,416
       1,805         British Telecom. Plc - ADR..............................................              126,350
       7,612         Hong Kong Telecom. Ltd. - ADR...........................................              124,646
       3,267         Royal PTT Nederland NV - ADR............................................              118,429
       1,533         Telecom CP New Zealand - ADR............................................              108,843
       4,521         Tele Danmark - ADR......................................................              118,111
       4,784         Telefonica de Argentina - ADR...........................................              140,530
                                                                                                         ---------
                                                                                                           856,325
                                                                                                         ---------
                     Tobacco: 4.78%
       2,500         American Brands, Inc./DE................................................              126,562
       2,285         Hanson Plc - ADR........................................................               51,978
       1,094         Philip Morris Cos., Inc.................................................              124,853
                                                                                                         ---------
                                                                                                           303,393
                                                                                                         ---------
                     Trucking: 1.82%
       3,626         Mayne Nickless Ltd. - ADR...............................................              115,395
                                                                                                         ---------

                     Total Common Stocks (cost $6,301,067)...................................            6,066,349
                                                                                                         ---------

                                                                              13
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
Principal Amount     SHORT-TERM INVESTMENTS:  3.62%                                                    Market Value
-------------------------------------------------------------------------------------------------------------------
    $138,334         Wisconsin Electric Demand Note, 5.3265%, 4/1/2031*......................            $ 138,334
      91,161         Johnson Controls Demand Note, 5.3200%, 4/1/2031*........................               91,161
                                                                                                        ----------
                                                                                                           229,495
                                                                                                        ----------

                     Total Investments in Securities (cost $6,530,562): 99.23% ..............            6,295,844
                     Other Assets less Liabilities: 0.77%....................................               49,022
                                                                                                        ----------
                     Total Net Assets: 100.0% ...............................................           $6,344,866
                                                                                                        ==========

*Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 1997.


See accompanying "Notes to Financial Statements."

14
                      O'Shaughnessy Cornerstone Value Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $6,530,562) (Note 2-A) ...........           $6,295,844
      Receivables:
            Fund shares sold.................................................................                5,000
            Dividends and interest ..........................................................               20,853
            Due from Advisor.................................................................                3,029
      Cost of insurance reserve premium......................................................                3,855
      Deferred organization costs............................................................               23,137
      Prepaid expenses.......................................................................               16,183
                  Total assets ..............................................................            6,367,901

LIABILITIES
      Accrued expenses.......................................................................               23,035
                  Total liabilities..........................................................               23,035

NET ASSETS...................................................................................           $6,344,866
                                                                                                        ==========

      Net asset value, offering price and redemption price per share
            ($6,344,866/647,517 shares outstanding;
            unlimited number of shares (par value $.0001) authorized) .......................                $9.80
                                                                                                             =====

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................           $6,560,587
      Undistributed net investment income....................................................               17,444
      Accumulated net realized gain on investment transactions...............................                1,553
      Net unrealized depreciation of investments.............................................             (234,718)
                                                                                                        ----------
            Net assets ......................................................................           $6,344,866
                                                                                                        ==========


See accompanying "Notes to Financial Statements."

                                                                              15
                      O'Shaughnessy Cornerstone Value Fund

STATEMENT OF OPERATIONS
For the Period November 1, 1996* through March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends (net of foreign witholding tax of $2,325)..............................             $ 30,529
            Interest.........................................................................                5,238
                                                                                                        ----------
                  Total income...............................................................               35,767
                                                                                                        ----------
      Expenses:
            Administration fee (Note 3)......................................................                8,274
            Advisory fees (Note 3)...........................................................                6,161
            Amortization of deferred organization costs......................................                2,053
            Auditing fees....................................................................                4,521
            Custodian and accounting fees....................................................               10,045
            Directors' fees..................................................................                4,247
            Insurance........................................................................                1,482
            Legal fees.......................................................................                4,932
            Miscellaneous....................................................................                2,055
            Registration fees................................................................                5,883
            Reports to shareholders..........................................................                4,068
            Transfer agent fees..............................................................                4,488
                                                                                                        ----------
                  Total expenses.............................................................               58,209
                  Less: expense reimbursements (Note 3)......................................              (41,558)
                                                                                                        ----------
                  Net expenses...............................................................               16,651
                                                                                                        ----------
                        Net investment income ...............................................               19,116
                                                                                                        ----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
            Net realized gain from securities transactions...................................                1,553
            Net unrealized depreciation of investments.......................................             (234,718)
                                                                                                        ----------
                  Net realized and unrealized loss on investments............................             (233,165)
                                                                                                        ----------
                        Net Decrease in Net Assets Resulting from Operations ................           $ (214,049)
                                                                                                        ==========

*Commencement of operations.


See accompanying "Notes to Financial Statements."

16
                      O'Shaughnessy Cornerstone Value Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                              November 1, 1996*
                                                                                                   through
                                                                                               March 31, 1997
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
OPERATIONS
Net investment income......................................................................        $ 19,116
Net realized gain on securities transactions...............................................           1,553
Net unrealized depreciation of investments.................................................        (234,718)
                                                                                                 ----------
      Net decrease in net assets resulting from operations ................................        (214,049)
                                                                                                 ----------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends paid from net investment income..................................................          (1,672)
                                                                                                 ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions (a).....................       6,535,587
                                                                                                 ----------
      Total increase in net assets ........................................................       6,319,866

NET ASSETS
Beginning of period........................................................................          25,000
                                                                                                 ----------
End of period .............................................................................      $6,344,866
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                            November 1, 1996*
                                                                                                 through
                                                                                             March 31, 1997
                                                                                          -----------------------

                                                                                          Shares         Value
                                                                                          -------      ----------
      Shares sold.................................................................        650,042      $6,586,521
      Shares issued on reinvestment of distributions..............................            132           1,322
      Shares redeemed.............................................................         (5,157)        (52,256)
                                                                                          -------      ----------
      Net increase................................................................        645,017      $6,535,587
                                                                                          =======      ==========

*Commencement of operations.


See accompanying "Notes to Financial Statements."

                                                                              17
                      O'Shaughnessy Cornerstone Value Fund

FINANCIAL HIGHLIGHTS

Per Share Operating Performance
(For a share outstanding throughout the period) (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                                  November 1, 1996*
                                                                                                       through
                                                                                                   March 31, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................................................            $10.00
                                                                                                       ------
Income from investment Operations:
      Net investment income................................................................               .04
      Net realized and unrealized loss on investments......................................              (.22)
                                                                                                       ------
Total from investment operations...........................................................              (.18)
                                                                                                       ------

Distributions paid from net investment income..............................................              (.02)

Net asset value, end of period.............................................................            $ 9.80
                                                                                                       ======

Total return ..............................................................................             (1.82%)**

Ratios/supplemental data:
Net assets, end of period (thousands)......................................................            $6,345

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................              6.99%+
      After expense reimbursement..........................................................              2.00%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement.........................................................             (2.69%)+
      After expense reimbursement..........................................................              2.30%+

Portfolio turnover rate....................................................................              5.30%

Average commission rate paid...............................................................            $.0500++

*Commencement of operations.

**Not Annualized.

+Annualized.

++For fiscal years beginning after September 1, 1995, a fund is required to disclose average commission rate per share for security trades on which commissions are charged.


See accompanying "Notes to Financial Statements."

18
                      O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Funds began operations on November 1, 1996.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost which approximates market value.

      B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Dividends and Distributions: As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended March 31, 1997, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74% based upon the average daily net assets of the Funds.

      The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds or reimburse the Funds to the extent necessary to limit the Funds' aggregate annual operating expenses to 2.00% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Funds through September 30, 2000 if the Funds are able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended March 31, 1997, the Advisor has reimbursed the Cornerstone Growth Fund and the Cornerstone Value Fund in the amounts of $37,474 and $41,558, respectively.

                                                                              19
                      O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------
      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews Fund expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

      Under $100 million - 0.10% of average net assets, subject to a minimum fee of $40,000 annually $100 to $200 million - 0.05% of average net assets over $200 million - 0.03% of average net assets


      First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the period ended March 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund, were $7,414,471 and $427,019, respectively.

      For the period ended March 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund, were $6,431,038 and $131,525, respectively.



  This report is intended for shareholders of O'Shaughnessy Cornerstone Growth
   Fund and O'Shaughnessy Cornerstone Value Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

   [Back Cover Artwork]                         [Front Cover Artwork]




                                             O'Shaughnessy Cornerstone
                                                   Growth Fund

                                             O'Shaughnessy Cornerstone
                                                    Value Fund












                                                     Semi-Annual
                                                   March 31, 1997

                      O'Shaughnessy Aggressive Growth Fund


April 10, 1997


To our Valued Shareholders,

We are delighted to have you as a shareholder in the O'Shaughnessy Aggressive Growth Fund and as a partner in strategic investing. We believe that investing based on disciplined strategies is the best way to consistently perform well over time.

The O'Shaughnessy Aggressive Growth Fund uses a highly disciplined investment approach that relies on a series of quantitative models developed by our firm. We use these strategies to select aggressive growth stocks with desirable characteristics that we beleive have historically led to outstanding stock price gains. All our stocks are selected by our established strategies, and we'll never shoot from the hip and buy stocks based on hunches, gut feelings, fear or greed.

The market's recent gyrations remind us that sticking with a strategy can be very trying. The intense emotions of the present may lead us astray, because they give undue weight to the transitory events of the moment. This often makes us lose sight of our long-term investment goals. At O'Shaughnessy Capital Management, we believe it's our job to keep you focused on decades, not days.

Remember that our strategy emphasizes the long term. It's our job at OCM to keep your focus there. We do not intend to let short term vagaries steer us off course. We believe that for aggressive investors with a long-term outlook, O'Shaughnessy Aggressive Growth Fund is an ideal solution. What's more, we are your investment partners--all employees of OCM can only invest the equity portion of their portfolios in strategies we offer to the public.

Thank you for your trust in us. We look forward to a long and fruitful relationship.


Sincerely,


/s/ Jim O'Shaughnessy
Jim O'Shaughnessy
President - O'Shaughnessy Funds, Inc.

2
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 1.04%                                                             Market Value
-------------------------------------------------------------------------------------------------------------------
                     Air Freight: 1.98%
       1,980         RPC, Inc.#..............................................................             $ 28,462
                                                                                                          --------
                     Airlines: 3.05%
         416         British Airways Plc - ADR...............................................               43,732
                                                                                                          --------
                     Automobiles: 0.85%
         208         Honda Motor Co. Ltd. ADR................................................               12,168
                                                                                                          --------
                     Auto Parts & Equipment: 4.57%
       1,447         SPX Corp................................................................               65,658
                                                                                                          --------
                     Beverages - Non-Alchoholic: 1.65%
       1,900         National Beverage Corp.#................................................               23,750
                                                                                                          --------
                     Communications Equipment: 0.85%
         276         Vodafone Group Plc - ADR................................................               12,179
                                                                                                          --------
                     Computers - Hardware: 6.45%
         341         Adaptec, Inc.#..........................................................               12,191
         780         Dell Computer Corp.#....................................................               52,747
         538         Gateway 2000, Inc.#.....................................................               27,573
                                                                                                          --------
                                                                                                            92,511
                                                                                                          --------
                     Computers - Peripherals: 13.52%
         366         EMC Corp./Massachusetts#................................................               12,993
       1,396         Quantum Corp.#..........................................................               53,920
       1,039         Seagate Technology#.....................................................               46,625
         500         STB Systems, Inc.#......................................................               14,625
         579         Storage Technology Corp. - Class A#.....................................               22,726
         762         Western Digital Corp.#..................................................               43,148
                                                                                                          --------
                                                                                                           194,037
                                                                                                          --------
                     Consumer Finance: 2.82%
       1,451         MBNA Corp...............................................................               40,447
                                                                                                          --------
                     Electrical Equipment: 5.15%
         665         American Power Conversion Co.#..........................................               14,381
       1,308         Applied Magnetics Corp.#................................................               36,951
         500         Jabil Circuit, Inc.#....................................................               22,531
                                                                                                          --------
                                                                                                            73,863
                                                                                                          --------

                                                                               3
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Electronics - Instrument: 0.82%
         323         KLA Instruments Corp.#..................................................             $ 11,790
                                                                                                          --------

                     Electronics - Semiconductors: 4.71%
         427         Atmel Corp.#............................................................               10,221
         328         Intel Corp..............................................................               45,633
         363         Unitrode Corp.#.........................................................               11,797
                                                                                                          --------
                                                                                                            67,651
                                                                                                          --------
                     Equipment - Semiconductor: 0.75%
         156         Novellus Systems, Inc.#.................................................               10,764
                                                                                                          --------

                     Foods: 3.68%
         282         Interstate Bakeries Corp................................................               13,325
       2,054         Morningstar Group, Inc.#................................................               39,539
                                                                                                          --------
                                                                                                            52,864
                                                                                                          --------
                     Footwear: 2.94%
         900         Converse, Inc.#.........................................................               16,313
         188         Nike, Inc., Class B.....................................................               11,656
         325         Timberland Co., Class A#................................................               14,259
                                                                                                          --------
                                                                                                            42,228
                                                                                                          --------
                     Hardware & Tools: 0.88%
         335         The Stanley Works.......................................................               12,688
                                                                                                          --------

                     Health Care - Medical Products: 0.85%
         197         Boston Scientific Corp.#................................................               12,165
                                                                                                          --------

                     Homebuilding: 0.80%
         325         Centex Corp.............................................................               11,456
                                                                                                          --------

                     Insurance - Life/Health: 0.81%
         327         Conseco, Inc............................................................               11,649
                                                                                                          --------

                     Machinery - Diversified: 2.05%
         633         Harnischfeger Industries, Inc...........................................               29,434
                                                                                                          --------

                     Manufacturing - Diversified: 3.00%
       1,464         Nortek, Inc.#...........................................................               28,731
         706         Wyman-Gordon Co.#.......................................................               14,385
                                                                                                          --------
                                                                                                            43,116
                                                                                                          --------

4
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Office Equipment & Supplies: 3.45%
         725         Herman Miller, Inc......................................................             $ 49,481
                                                                                                          --------

                     Oil & Gas - Drilling & Equipment: 9.37%
         614         Ensco International, Inc.#..............................................               30,240
       2,027         Global Marine, Inc.#....................................................               43,580
         607         Rowan Companies., Inc.#.................................................               13,733
         436         Smith International, Inc.#..............................................               19,893
         300         Tidewater, Inc..........................................................               13,800
         532         Varco International#....................................................               13,300
                                                                                                          --------
                                                                                                           134,546
                                                                                                          --------
                     Oil & Gas - Exploration/Production: 3.29%
       2,162         Santa Fe Energy Resources#..............................................               29,998
       1,100         Transmontaigne Oil Co.#.................................................               17,187
                                                                                                          --------
                                                                                                            47,185
                                                                                                          --------
                     Oil - Domestic Integrated: 1.89%
         711         Unocal Corp.............................................................               27,107
                                                                                                          --------

                     Power Producers - Independent: 0.81%
         207         AES Corp.#..............................................................               11,592
                                                                                                          --------

                     Restaurants: 3.15%
       2,046         CKE Restaurants, Inc....................................................               45,268
                                                                                                          --------

                     Retail - Computers/Electronics: 2.01%
       1,836         CompUSA, Inc.#..........................................................               28,917
                                                                                                          --------

                     Retail - Discounters: 5.62%
       2,100         Ames Department Stores, Inc.#...........................................               19,163
       1,666         Ross Stores, Inc........................................................               42,275
         600         Tuesday Morning Corp.#..................................................               19,200
                                                                                                          --------
                                                                                                            80,638
                                                                                                          --------
                     Retail Specialty - Apparel: 3.21%
         807         Burlington Coat Factory Warehouse#......................................               14,526
       1,200         Paul Harris Stores#.....................................................               18,600
         302         TJX Companies, Inc......................................................               12,911
                                                                                                          --------
                                                                                                            46,037
                                                                                                          --------

                                                                               5
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Savings & Loan Companies: 0.81%
         752         Dime Bancorp, Inc.#.....................................................             $ 11,562
                                                                                                        ----------

                     Services - Advertising Markets: 2.18%
         769         WPP Group Plc - ADR.....................................................               31,337
                                                                                                        ----------

                     Textiles - Apparel: 6.43%
         316         Fruit of the Loom, Inc., Class A#.......................................               13,114
       1,714         Oxford Industries, Inc..................................................               45,635
       4,336         Tultex Corp.#...........................................................               33,604
                                                                                                        ----------
                                                                                                            92,353
                                                                                                        ----------

                     Total Common Stocks (cost $1,528,974)...................................            1,498,634
                                                                                                        ----------

                     Total Investments in Securities (cost $1,528,974): 1.04% ...............            1,498,634
                     Liabilities in excess of Other Assets: (0.04)%..........................              (63,398)
                                                                                                        ----------
                     Total Net Assets: 100.0% ...............................................           $1,435,236
                                                                                                        ==========

#Non-income producing security.


See accompanying "Notes to Financial Statements."

6
                      O'Shaughnessy Aggressive Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $1,528,974) (Note 2-A) ...........           $1,498,634
      Receivables:
            Fund shares sold.................................................................               10,000
            Dividends and interest ..........................................................                  958
            Due from Advisor.................................................................                6,357
      Cost of insurance reserve premium......................................................                2,127
Deferred organization costs..................................................................               23,139
      Prepaid expenses.......................................................................               13,178
                                                                                                        ----------
                  Total assets ..............................................................            1,554,393
                                                                                                        ----------

LIABILITIES
      Accrued expenses.......................................................................               23,216
      Custody account overdraft..............................................................               95,941
                                                                                                        ----------
                  Total liabilities..........................................................              119,157
                                                                                                        ----------

NET ASSETS...................................................................................           $1,435,236
                                                                                                        ==========

      Net asset value, offering price and redemption price per share
            ($1,435,236/145,577 shares outstanding;
            unlimited number of shares (par value $.0001) authorized) .......................                $9.86
                                                                                                             =====

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................           $1,508,507
      Undistributed net investment loss......................................................               (3,365)
      Accumulated net realized loss on investment transactions...............................              (39,566)
      Net unrealized depreciation of investments.............................................               30,340
                                                                                                        ----------
            Net assets ......................................................................           $1,435,236
                                                                                                        ==========


See accompanying "Notes to Financial Statements."

                                                                               7
                      O'Shaughnessy Aggressive Growth Fund

STATEMENT OF OPERATIONS
For the Period November 1, 1996* through March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends (net of witholding tax of $20).........................................              $ 1,591
            Interest.........................................................................                1,233
                                                                                                         ---------
                  Total income...............................................................                2,824
                                                                                                         ---------
      Expenses:
            Administration fee (Note 3)......................................................                8,274
            Advisory fees (Note 3)...........................................................                3,094
            Amortization of deferred organization costs......................................                2,053
            Auditing fees....................................................................                4,521
            Custodian and accounting fees....................................................               10,045
            Directors' fees..................................................................                4,247
            Insurance........................................................................                1,147
            Legal fees.......................................................................                4,932
            Miscellaneous....................................................................                2,055
            Registration fees................................................................                6,075
            Reports to shareholders..........................................................                4,068
            Transfer agent fees..............................................................                4,488
                                                                                                         ---------
                  Total expenses.............................................................               54,999
                  Less: expense reimbursements (Note 3)......................................              (48,811)
                                                                                                         ---------
                  Net expenses...............................................................                6,188
                                                                                                         ---------
                        Net investment loss .................................................               (3,364)
                                                                                                         ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
            Net realized loss from securities transactions...................................              (39,566)
            Net unrealized depreciation of investments.......................................              (30,341)
                                                                                                         ---------
                  Net realized and unrealized loss on investments............................              (69,907)
                                                                                                         ---------
                        Net Decrease in Net Assets Resulting from Operations ................            $ (73,271)
                                                                                                         =========

*Commencement of operations.


See accompanying "Notes to Financial Statements."

8
                      O'Shaughnessy Aggressive Growth Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                             November 1, 1996*
                                                                                                  through
                                                                                              March 31, 1997
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
OPERATIONS
Net investment loss........................................................................        $ (3,364)
Net realized loss on securities transactions...............................................         (39,566)
Net unrealized depreciation of investments.................................................         (30,341)
                                                                                                 ----------
      Net decrease in net assets resulting from operations ................................         (73,271)
                                                                                                 ----------

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets derived from capital share transactions (a).....................       1,483,507
                                                                                                 ----------
      Total increase in net assets ........................................................       1,410,236

NET ASSETS
Beginning of period........................................................................          25,000
                                                                                                 ----------
End of period .............................................................................      $1,435,236
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                            November 1, 1996*
                                                                                                 through
                                                                                             March 31, 1997
                                                                                          -----------------------
                                                                                           Shares         Value
                                                                                          -------      ----------
      Shares sold.................................................................        192,247      $1,995,042
      Shares redeemed.............................................................        (49,170)       (511,535)
                                                                                          -------      ----------
      Net increase................................................................        143,077      $1,483,507
                                                                                          =======      ==========

*Commencement of operations.


See accompanying "Notes to Financial Statements."

                                                                               9
                      O'Shaughnessy Aggressive Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Operating Performance
(For a share outstanding throughout the period) (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                                  November 1, 1996*
                                                                                                       through
                                                                                                   March 31, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................................................            $10.00
Income from investment operations:
      Net investment loss..................................................................              (.02)
      Net realized and unrealized loss on investments......................................              (.12)
Total from investment operations...........................................................              (.14)

Net asset value, end of period.............................................................            $ 9.86

Total Return ..............................................................................             (1.40%)**

Ratios/supplemental data:
Net assets, end of period (thousands)......................................................            $1,435

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................             17.79%+
      After expense reimbursement..........................................................              2.00%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement.........................................................            (16.82%)+
      After expense reimbursement..........................................................             (1.08%)+

Portfolio turnover rate....................................................................             53.87%

Average commission rate paid...............................................................            $.0489++

*Commencement of operations.

**Not Annualized.

+Annualized.

++For fiscal years beginning after September 1, 1995, a fund is required to disclose average commission rate per share for security trades on which commissions are charged.


See accompanying "Notes to Financial Statements."

10
                      O'Shaughnessy Aggressive Growth Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The O'Shaughnessy Aggressive Growth Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Fund began operations on November 1, 1996.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Dividends and Distributions: As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended March 31, 1997, O'Shughnessy Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Fund through September 30, 2000 if the Fund is able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended March 31, 1997, the Advisor has reimbursed the Fund in the amount of $48,811.

                                                                              11
                      O'Shaughnessy Aggressive Growth Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the directors; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

      Under $100 million - 0.10% of average net assets, subject to a minimum fee of $40,000 annually $100 to $200 million - 0.05% of average net assets over $200 million - 0.03% of average net assets


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      For the period ended March 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,022,252 and $453,712, respectively.


   This report is intended for shareholders of O'Shaughnessy Aggressive Growth
         Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

                                               [Front Cover Artwork]



                                                   O'Shaughnessy
                                               Aggressive Growth Fund












                                                    Semi-Annual
                                                  March 31, 1997

                    O'Shaughnessy Dogs of the Market(TM) Fund




April 10, 1997


To our Valued Shareholders,

We are delighted to have you as a shareholder in our Dogs of the Market(TM) Fund and as a partner in strategic investing. We believe that disciplined investing based on established strategies is the best way to consistently perform well over time.

The Dogs of the Market Fund uses a highly disciplined investment approach. Half of the portfolio is invested in the ten highest yielding stocks from the Dow Jones Industrial Average, the other half in high-yielding blue chip stocks. By doing this, we seek to take advantage of the Dogs of the Dow strategy--which has beaten the market in every decade, from the 1930s to the 1990s--and extend it to stocks outside the DJIA as well.

The market's recent gyrations remind us that sticking with a strategy can be very trying. The intense emotions of the present may lead us astray, because they give undue weight to the transitory events of the moment. This often makes us lose sight of our long-term investment goals. At O'Shaughnessy Capital Management, we believe it's our job to keep you focused on decades, not days.

We have tested the Dogs of the Dow strategy back to 1928, the year the Dow was expanded to 30 stocks. We do not intend to let the short-term vagaries of the stock market steer us off course because we know that, over the long-term, the Dogs of the Dow strategy is appropriate for long-term investors. What's more, we are your investment partners--all employees of OCM can only invest the equity portion of their portfolios in strategies we offer to the public.

Thank you for your trust in us. We look forward to a long and fruitful relationship.


Sincerely,



/s/ Jim O'Shaughnessy
Jim O'Shaughnessy
President - O'Shaughnessy Funds, Inc.

2
                    O'Shaughnessy Dogs of the Market(TM) Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 95.18%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------
                     Automobiles: 7.17%
       1,340         Chrysler Corp...........................................................             $ 40,200
       1,443         Ford Motor Co...........................................................               45,274
       2,222         General Motors Corp.....................................................              123,043
                                                                                                          --------
                                                                                                           208,517
                                                                                                          --------
                     Banks - Major Regional: 1.55%
         824         Wachovia Corp...........................................................               44,908
                                                                                                          --------

                     Banks - Money Center: 6.11%
         876         First Chicago NBD Corp..................................................               47,414
       1,324         J.P. Morgan Co., Inc....................................................              130,083
                                                                                                          --------
                                                                                                           177,497
                                                                                                          --------
                     Beverages - Alcoholic: 1.65%
       1,139         Anheuser-Busch Cos., Inc................................................               47,980
                                                                                                          --------
                     Chemicals: 6.35%
         681         Akzo Nobel NV - ADR.....................................................               47,840
       1,290         E. I. Du Pont de Nemours................................................              136,740
                                                                                                          --------
                                                                                                           184,580
                                                                                                          --------
                     Chemicals - Diversified: 1.56%
         841         PPG Industries, Inc.....................................................               45,414
                                                                                                          --------

                     Chemicals - Specialty: 1.56%
       1,037         International Flavors & Fragrances......................................               45,369
                                                                                                          --------

                     Electrical Equipment: 2.92%
       1,210         AMP, Inc................................................................               41,594
         962         Emerson Electric Co.....................................................               43,290
                                                                                                          --------
                                                                                                            84,884
                                                                                                          --------
                     Financial - Diversified: 1.57%
         422         ABB AB Sponsored ADR....................................................               45,681
                                                                                                          --------

                     Foods: 6.87%
       1,507         Grand Metropolitan Plc - ADR............................................               48,036
       1,317         H. J. Heinz Co..........................................................               52,022
         717         Kellogg Co..............................................................               48,218
         492         Unilever Plc - ADR......................................................               51,537
                                                                                                          --------
                                                                                                           199,813
                                                                                                          --------

                                                                               3
                    O'Shaughnessy Dogs of the Market(TM) Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Manufacturing - Diversified: 4.55%
       1,566         Minnesota Mining & Manufacturing Co.....................................            $ 132,327
                                                                                                         ---------

                     Oil - Domestic Integrated: 1.68%
         362         Atlantic Richfield Co...................................................               48,870
                                                                                                         ---------

                     Oil - International Integrated: 19.91%
         575         Amoco Corp..............................................................               49,809
       2,026         Chevron Corp............................................................              141,060
       1,039         Elf Aquitane - ADR......................................................               51,171
       1,344         Exxon Corp..............................................................              144,816
         466         Shell Transport & Trading...............................................               48,697
       1,308         Texaco, Inc.............................................................              143,226
                                                                                                         ---------
                                                                                                           578,779
                                                                                                         ---------
                     Paper & Forest Products: 4.33%
       3,236         International Paper Co..................................................              125,800
                                                                                                         ---------

                     Railroads: 1.58%
         537         Norfolk Southern Corp...................................................               45,779
                                                                                                         ---------

                     Retail Stores - Food Chains: 3.06%
       1,486         Weis Markets, Inc.......................................................               41,236
       1,450         Winn-Dixie Stores, Inc..................................................               47,850
                                                                                                         ---------
                                                                                                            89,086
                                                                                                         ---------
                     Telephone: 11.48%
         778         Ameritech Corp..........................................................               47,847
         706         Bell Atlantic Corp......................................................               42,978
       1,145         BellSouth Corp..........................................................               48,376
       1,083         GTE Corp................................................................               50,495
       1,271         Pacific Telesis Group...................................................               47,980
         895         SBC Communications, Inc.................................................               47,099
       1,441         U S West Communications Group...........................................               48,994
                                                                                                         ---------
                                                                                                           333,769
                                                                                                         ---------
                     Telephone - Long Distance: 5.52%
       3,242         AT&T Corp...............................................................              112,660
         681         British Telecom Plc - ADR...............................................               47,670
                                                                                                         ---------
                                                                                                           160,330
                                                                                                         ---------

4
                    O'Shaughnessy Dogs of the Market(TM) Fund

PORTFOLIO OF INVESTMENTS at March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
-------------------------------------------------------------------------------------------------------------------
                     Tobacco: 5.74%
       1,121         Philip Morris Cos., Inc.................................................            $ 127,934
       1,398         UST, Inc................................................................               38,969
                                                                                                           166,903

                     Total Common Stocks (cost $2,832,998)...................................            2,766,287

Principal Amount     SHORT-TERM INVESTMENTS:  3.61%
-------------------------------------------------------------------------------------------------------------------
    $104,805         Wisconsin Electric Demand Note, 5.3265%, 4/1/1997*......................              104,805

                     Total Investments in Securities (cost $2,937,803): 98.79% ..............            2,871,092
                     Other Assets less Liabilities: 1.21%....................................               35,188
                                                                                                        ----------
                     Total Net Assets: 100.0% ...............................................           $2,906,280
                                                                                                        ==========

*Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 1997.


See accompanying "Notes to Financial Statements."

                                                                               5
                    O'Shaughnessy Dogs of the Market(TM) Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $2,937,803) (Note 2-A) ...........           $2,871,092
      Receivables:
            Fund shares sold.................................................................                6,850
            Dividends and interest ..........................................................                7,594
            Due from Advisor.................................................................                5,461
      Cost of insurance reserve premium......................................................                2,526
      Deferred organization costs............................................................               23,138
      Prepaid expenses.......................................................................               13,420
                                                                                                        ----------
                  Total assets ..............................................................            2,930,081
                                                                                                        ----------

LIABILITIES
      Accrued expenses.......................................................................               23,801
                                                                                                        ----------
                  Total liabilities..........................................................               23,801
                                                                                                        ----------

NET ASSETS...................................................................................           $2,906,280
                                                                                                        ==========

      Net asset value, offering price and redemption price per share
            ($2,906,280/288,953 shares outstanding;
            unlimited number of shares (par value $.0001) authorized) .......................               $10.06
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................           $2,965,704
      Undistributed net investment income....................................................                6,675
      Accumulated net realized gain on investment transactions...............................                  612
      Net unrealized depreciation of investments.............................................              (66,711)
                                                                                                        ----------
            Net assets ......................................................................           $2,906,280
                                                                                                        ==========


See accompanying "Notes to Financial Statements."

6
                    O'Shaughnessy Dogs of the Market(TM) Fund

STATEMENT OF OPERATIONS
For the Period November 1, 1996* through March 31, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends (net of foreign witholding tax of $90).................................             $ 14,528
            Interest.........................................................................                2,753
                                                                                                          --------
                  Total income...............................................................               17,281
                                                                                                          --------
      Expenses:
            Administration fee (Note 3)......................................................                8,274
            Advisory fees (Note 3)...........................................................                4,417
            Amortization of deferred organization costs......................................                2,053
            Auditing fees....................................................................                4,521
            Custodian and accounting fees....................................................               10,045
            Directors' fees..................................................................                4,247
            Insurance........................................................................                1,225
            Legal fees.......................................................................                4,932
            Miscellaneous....................................................................                2,055
            Registration fees................................................................                6,075
            Reports to shareholders..........................................................                4,068
            Transfer agent fees..............................................................                4,488
                                                                                                          --------
                  Total expenses.............................................................               56,400
                  Less: expense reimbursements (Note 3)......................................              (46,585)
                                                                                                          --------
                  Net expenses...............................................................                9,815
                                                                                                          --------
                        Net investment income ...............................................                7,466
                                                                                                          --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
            Net realized gain from securities transactions...................................                  612
            Net unrealized depreciation of investments.......................................              (66,711)
                                                                                                          --------
                  Net realized and unrealized loss on investments............................              (66,099)
                                                                                                          --------
                        Net Decrease in Net Assets Resulting from Operations ................            $ (58,633)
                                                                                                         =========

*Commencement of operations.


See accompanying "Notes to Financial Statements."

                                                                               7
                    O'Shaughnessy Dogs of the Market(TM) Fund


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                             November 1, 1996*
                                                                                                  through
                                                                                              March 31, 1997
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
OPERATIONS
Net investment income......................................................................         $ 7,466
Net realized gain on securities transactions...............................................             612
Net unrealized depreciation of investments.................................................         (66,711)
                                                                                                 ----------
      Net decrease in net assets resulting from operations ................................         (58,633)
                                                                                                 ----------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends paid from net investment income..................................................            (791)
                                                                                                 ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital shares transactions (a)....................       2,940,704
                                                                                                 ----------
      Total increase in net assets ........................................................       2,881,280

NET ASSETS
Beginning of period........................................................................          25,000
                                                                                                 ----------
End of period .............................................................................      $2,906,280
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                            November 1, 1996*
                                                                                                 through
                                                                                             March 31, 1997
                                                                                          ----------------------
                                                                                          Shares         Value
                                                                                          ------         -----
      Shares sold.................................................................        292,356      $3,001,874
      Shares issued on reinvestment of distributions..............................             66             662
      Shares redeemed.............................................................         (5,969)        (61,832)
                                                                                          -------      ----------
      Net increase................................................................        286,453      $2,940,704
                                                                                          =======      ==========

*Commencement of operations.


See accompanying "Notes to Financial Statements."

8
                    O'Shaughnessy Dogs of the Market(TM) Fund


FINANCIAL HIGHLIGHTS

Per Share Operating Performance
(For a share outstanding throughout the period) (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                                  November 1, 1996*
                                                                                                       through
                                                                                                   March 31, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................................................            $10.00
                                                                                                       ------
Income from investment operations:
      Net investment income................................................................               .04
      Net realized and unrealized loss on investments......................................               .03***
                                                                                                       ------
Total from investment operations...........................................................               .07
                                                                                                       ------

Distributions paid from net investment income..............................................              (.01)

Net asset value, end of period.............................................................            $10.06
                                                                                                       ======

Total Return ..............................................................................              0.72%**

Ratios/supplemental data:
Net assets, end of period (thousands)......................................................            $2,906

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................             11.50%+
      After expense reimbursement..........................................................              2.00%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement.........................................................             (7.98%)+
      After expense reimbursement..........................................................              1.52%+

Portfolio turnover rate....................................................................              4.20%

Average commission rate paid...............................................................            $.0503++

*Commencement of operations.

**Not Annualized.

***The amount shown in this caption for a share outstanding throughout the period does not correspond with the change in realized gains and losses in the portfolio securities for the period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.

+Annualized.

++For fiscal years beginning after September 1, 1995, a fund is required to disclose average commission rate per share for security trades on which commissions are charged.


See accompanying "Notes to Financial Statements."

                                                                               9
                    O'Shaughnessy Dogs of the Market(TM) Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The O'Shaughnessy Dogs of the Market(TM) Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Fund began operations on November 1, 1996.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Dividends and Distributions: As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended March 31, 1997, O'Shughnessy Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Fund through September 30, 2000 if the Fund is able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended March 31, 1997, the Advisor has reimbursed the Fund in the amount of $46,585.

10
                    O'Shaughnessy Dogs of the Market(TM) Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the directors; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

      Under $100 million - 0.10% of average net assets, subject to a minimum fee of $40,000 annually $100 to $200 million - 0.05% of average net assets over $200 million - 0.03% of average net assets


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      For the period ended March 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,890,210 and $57,825, respectively.

                         INVESTMENT ADVISOR
                               O'Shaughnessy Capital Management, Inc.
                               60 Arch Street
                               Greenwich, Connecticut 06830

                         ADMINISTRATOR
                               Investment Company Administration Corporation 4455 E. Camelback Road, Suite 261 E
                               Phoenix, Arizona 85018

                         DISTRIBUTOR
                               First Fund Distributors, Inc.
                               4455 E. Camelback Road, Suite 261 E
                               Phoenix, Arizona 85018

                         TRANSFER AGENT
                               Firstar Trust Company
                               615 E. Michigan Street
                               Milwaukee, Wisconsin 53202

                         LEGAL COUNSEL
                               Shereff, Friedman, Hoffman & Goodman, LLP
                               919 Third Avenue
                               New York, New York 10022




      This report is intended for shareholders of O'Shaughnessy Dogs of the Market(TM) Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     [Back Cover Artwork]                       [Front Cover Artwork]

                                                     O'Shaughnessy
                                                Dogs of the Market(TM)
                                                         Fund












                                                      Semi-Annual
                                                    March 31, 1997